Loans Receivable And Allowance For Credit Losses (Impaired Loans By Class, Duration Related Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, No Related Allowance	$ 25,079	$ 54,469	$ 50,078
Average Recorded Investment, Allowance Recorded	43,257	17,256	17,075
Average Recorded Investment	68,336	71,725	67,153
Interest Income Recognized, No Related Allowance	546	308	1,575
Interest Income Recognized, Allowance Recorded	1,752	1,385	261
Interest Income Recognized	2,298	1,693	1,836
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, No Related Allowance	9,763	41,396	41,401
Average Recorded Investment, Allowance Recorded	40,590	10,886	2,419
Average Recorded Investment	50,353	52,282	43,820
Interest Income Recognized, No Related Allowance	321	176	1,467
Interest Income Recognized, Allowance Recorded	1,651	1,330	102
Interest Income Recognized	1,972	1,506	1,569
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, No Related Allowance	14,730	12,296	7,381
Average Recorded Investment, Allowance Recorded	2,052	6,138	14,576
Average Recorded Investment	16,782	18,434	21,957
Interest Income Recognized, No Related Allowance	186	126	58
Interest Income Recognized, Allowance Recorded	74	51	156
Interest Income Recognized	260	177	214
Multi-Family And Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, No Related Allowance		223	578
Average Recorded Investment, Allowance Recorded	58
Average Recorded Investment	58	223	578
Interest Income Recognized, No Related Allowance			36
Interest Income Recognized, Allowance Recorded	3
Interest Income Recognized	3		36
Consumer - Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, No Related Allowance	567	543	672
Average Recorded Investment, Allowance Recorded	534	226	80
Average Recorded Investment	1,101	769	752
Interest Income Recognized, No Related Allowance	39	6	14
Interest Income Recognized, Allowance Recorded	23	4	3
Interest Income Recognized	62	10	17
Consumer - Other [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment, No Related Allowance	19	11	46
Average Recorded Investment, Allowance Recorded	23	6
Average Recorded Investment	42	17	46
Interest Income Recognized, Allowance Recorded	1
Interest Income Recognized	$ 1